SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of common stock reflected on the balance sheet (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contingently redeemable Class A Common Stock - Opening Balance	$ 117,300,000
Contingently redeemable Class A Common Stock - Ending Balance	117,300,000	$ 117,300,000
Class A Common Stock Subject to Redemption
Contingently redeemable Class A Common Stock - Opening Balance	117,300,000	0
Gross Proceeds	0	115,000,000
Proceeds allocated to public warrants and private warrants	0	(10,614,500)
Issuance costs related to Class A common stock	0	(6,146,054)
Re-measurement of carrying value to redemption value	0	19,060,554
Contingently redeemable Class A Common Stock - Ending Balance	$ 117,300,000	$ 117,300,000